Supplement to the
Fidelity® Advisor Retirement Growth Fund Class A, Class T, Class B, and Class C January 28, 2000 Prospectus

Effective May 26, 2000, Fidelity Advisor Retirement Growth Fund will be renamed Fidelity Advisor Dynamic Capital Appreciation Fund. All references to Fidelity Advisor Retirement Growth Fund throughout this prospectus should be replaced with Fidelity Advisor Dynamic Capital Appreciation Fund.

The following information replaces the fourth paragraph under the heading "Principal Investment Strategies" found in the "Investment Details" section on page 7.

FMR's investment strategies may result in the realization of capital gains without consideration for the tax consequences to shareholders.

ARG-00-03 September 15, 2000
1.740924.102

Supplement to the
Fidelity® Advisor Retirement Growth Fund Institutional Class January 28, 2000 Prospectus

Effective May 26, 2000, Fidelity Advisor Retirement Growth Fund will be renamed Fidelity Advisor Dynamic Capital Appreciation Fund. All references to Fidelity Advisor Retirement Growth Fund throughout this prospectus should be replaced with Fidelity Advisor Dynamic Capital Appreciation Fund.

The following information replaces the fourth paragraph under the heading "Principal Investment Strategies" found in the "Investment Details" section on page 6.

FMR's investment strategies may result in the realization of capital gains without consideration for the tax consequences to shareholders.

ARGI-00-03 September 15, 2000
1.740925.102